Report of the directors financial review risk report - Management judgemental adjustments (Details) - USD ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ (0.6)
Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.4		$ 0.5
Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.8		1.2
Management adjustments
Disclosure of financial assets [line items]
Increase in financial assets	(0.5)
Management adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	1.2		1.7
Management adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.4		0.5
Management adjustments | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.8		1.2
Corporate lending adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.8		1.3
Corporate lending adjustments | Allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Increase in financial assets	0.2
Corporate lending adjustments | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.8		1.3
Inflation Related Adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1
Inflation Related Adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.0
Other macroeconomic-related adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.0
Other macroeconomic-related adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1		0.0
Pandemic-related economic recovery adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	$ 0.2
Pandemic-related economic recovery adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	$ 0.2	0.2
Other retail lending adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2		0.3
Other retail lending adjustments | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2		0.3
Banks, sovereigns and government entities | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.0		(0.1)
Banks, sovereigns and government entities | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 0.0		$ (0.1)